Basis of preparation and statement of compliance	6 Months Ended
Jun. 30, 2023
Basis of preparation and statement of compliance
Basis of preparation and statement of compliance

Note 2.    Basis of preparation and statement of compliance

2.1.Basis of preparation for the consolidated financial statements

The Company has prepared these unaudited interim condensed consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”) as adopted by the European Union and IFRS as issued by the International Accounting Standard Board (“IASB”).

These unaudited interim condensed consolidated financial statements as of June 30, 2023 were approved by the Board of Directors of the Company on September 26, 2023.

2.2.Statement of compliance

These unaudited interim condensed consolidated financial statements were prepared in compliance with International Accounting Standards (IAS) 34—Interim Financial Reporting, which provides for the presentation of selected explanatory notes. The accompanying notes do not contain all the disclosures required for annual financial statements and should therefore be read in conjunction with the Company’s financial statements prepared in accordance with IFRS as of and for the year ended December 31, 2022.

IFRS basis adopted

The accounting policies applied by the Company in the preparation of the unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2023 are identical to those used in the annual financial statements prepared in accordance with IFRS as of and for the year ended December 31, 2022, with the exception of specific provisions for the preparation of unaudited interim condensed consolidated financial statements.

Standards, amendments to existing standards and interpretations published by the IASB whose application has been mandatory since January 1, 2023

The application of standards, amendments to existing standards and interpretations whose application has been mandatory since January 1, 2023 in the European Union primarily concern:

-	IFRS 17 Insurance Contracts;
-	Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2;
-	Definition of Accounting Estimates – Amendments to IAS 8; and
-	Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12.

Those amendments had no material impact on the Company’s unaudited interim condensed consolidated financial statements. As of June 30, 2023, the IASB had not published any amendments that would be expected to have a material impact on the Company’s consolidated financial statements.

Standards, amendments to existing standards and interpretations published by the IASB whose application is not yet mandatory

No standards, amendments to existing standards or interpretations that may have material impact on the Company’s financial statements had been published but were not yet applicable as of June 30, 2023.

2.3.Scope and method of consolidation

●	Accounting policy

In accordance with IFRS 10 Consolidated Financial Statements, an entity (subsidiary) is consolidated when it is controlled by the company (the parent).

Subsidiaries are all entities over which the Company has control. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and could affect those returns through its power to direct the activities of the entity. Subsidiaries are consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date the control ceases.

All intercompany transactions, balances, and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries are consistent with the policies adopted by the Company.

●	Consolidated entities

As of June 30, 2023, the scope of consolidation consists of two entities, the parent, Inventiva S.A. and its 100% owned subsidiary, Inventiva Inc., for which no non-controlling interest is recognized.

		Percent of
	Date of	Ownership
	incorporation	Interest	Accounting Method
INVENTIVA Inc.	01/05/2021	100%	Fully Consolidated

2.4Foreign currency translation

●	Functional and presentation currency

The Company’s consolidated financial statements are presented in euros, which is also the functional currency of the parent company, Inventiva S.A. The functional currency of Inventiva Inc. is the U.S. dollar. All amounts presented in these notes to the consolidated financial statements are denominated in euros unless otherwise stated.

●	Translation of financial statements into presentation currency

The results and financial position of foreign operations that have a functional currency different from the presentation currency are translated into euros, the presentation currency, as follows:

●	Assets and liabilities for each balance sheet presented are translated at the closing rate on the date of that balance sheet,
●	Income and expenses for each statement of (income) loss and statement of comprehensive (income) loss are translated at average exchange rates (which is an approximate value of the exchange rate on the transaction date in the absence of significant fluctuations. Income and expenses are translated at the transaction dates if the exchange rates fluctuate significantly), and
●	All resulting exchange differences are recognized in other comprehensive income.

Exchange rate (USD per EUR)	As of June 30, 2023
Average exchange rate for the period	1.0807
Exchange rate at period end	1.0866